Summary of Significant Accounting Policies - Summary of Estimated Useful lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Leasehold improvements [member]
Disclosure Of Estimated Useful Lives Of Property Plant And Equipment [line Items]
Property and equipment	5 years
Bottom of range [member] | Furniture, fittings and equipment [member]
Disclosure Of Estimated Useful Lives Of Property Plant And Equipment [line Items]
Property and equipment	3 years
Top of range [member] | Furniture, fittings and equipment [member]
Disclosure Of Estimated Useful Lives Of Property Plant And Equipment [line Items]
Property and equipment	5 years